Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and due from banks	$ 16,040,195	$ 21,561,288
Interest bearing deposits with banks	684,100	16,228,747
Securities available-for-sale	398,176,402	420,907,815
Net loans	385,646,132	362,114,991
Financial liabilities
Deposits	654,788,316	642,763,400
Federal Home Loan Bank advances	34,622,359	70,844,530
Securities Sold under Agreement to Repurchase	82,420,781	73,306,765
Carrying Value
Financial assets
Cash and due from banks	16,040,195	21,561,288
Interest bearing deposits with banks	684,100	16,228,747
Securities available-for-sale	432,065,590	413,973,929
Net loans	384,104,766	361,936,495
Financial liabilities
Deposits	654,629,796	642,549,338
Federal Home Loan Bank advances	33,500,000	68,500,000
Securities Sold under Agreement to Repurchase	82,420,781	73,306,765
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and due from banks	16,040,195	21,561,288
Interest bearing deposits with banks	684,100	16,228,747
Financial liabilities
Deposits	422,186,092	394,298,501
Securities Sold under Agreement to Repurchase	82,420,781	73,306,765
Significant Other Observable Inputs (Level 2)
Financial assets
Securities available-for-sale	395,410,199	418,101,563
Significant Unobservable Inputs (Level 3)
Financial assets
Securities available-for-sale	2,766,203	2,806,252
Net loans	385,646,132	362,114,991
Financial liabilities
Deposits	232,602,224	248,464,899
Federal Home Loan Bank advances	$ 34,622,359	$ 70,844,530